As filed with the Securities and
Exchange Commission on March 25,
2003
Registration No. 2-98383
          ====


S E C U R I T I E S   A N D   E
X C H A N G E   C O M M I S S
I O N
Washington, D.C.  20549



POST-EFFECTIVE AMENDMENT
NO. 18
to
F O R M  S-6

FOR REGISTRATION UNDER THE
SECURITIES ACT OF 1933
OF SECURITIES OF UNIT
INVESTMENT TRUSTS
REGISTERED ON FORM N-8B-2


A.   Exact Name of Trust:

 THE SHEARSON LEHMAN
BROTHERS FUND OF STRIPPED
("ZERO")
U.S. TREASURY SECURITIES
FUND, SERIES A

B.   Name of Depositor:

SALOMON SMITH BARNEY INC.


C.   Complete address of depositor's
principal executive office:

388 Greenwich Street
New York, New York  10013


D.   Names and complete addresses
of agents for service:


     Copy to:
              MICHAEL KOCHMANN
     MICHAEL R. ROSELLA,
ESQ.
         Salomon Smith Barney Inc.
     Battle Fowler LLP
       300 First Stamford Place, 4th
Fl.  75 East 55th Street
       Stamford, Connecticut   06902
     New York, New York  10022



The issuer has registered an indefinite
number of Units pursuant to Rule 24f-2
under the Investment Company Act of
1940, as amended.

It is proposed that this filing will become effective on March 25, 2003 pursuant to paragraph (b) of Rule 485.

====

THE SHEARSON LEHMAN
BROTHERS FUND OF
STRIPPED ("ZERO")
U.S. TREASURY SECURITIES
FUND, SERIES A


Prospectus --- Part A

     This Prospectus consists of two
parts.  Part A consists of an Investment
Summary relating to the Trusts of
Series A of the Fund, a statement of
financial condition and a statement of
operations and changes in net assets for each Trust and a summary of each Trust's portfolio. Part B contains a general description of the Fund. Part A may not be distributed unless accompanied by Part B.

     The Shearson Lehman Brothers
Fund of Stripped ("Zero") U.S.
Treasury Securities Fund (the "Fund")
was formed for the purpose of
providing, when the units issued by it
are held to maturity of the underlying
securities, safety of capital and income through investment in portfolios consisting of debt obligations of the United States of America (the
"Securities").  Series A of the Fund
originally consisted of three separate
unit investment trusts designated as the 1991 Trust, the 1995 Trust and the
2004 Trust (the "Trusts") holding
Securities with maturities
corresponding to their respective
designations.  The 1991 Trust and 1995
Trust expired on November 15, 1991
and November 15, 1995, respectively.
Substantially all of the Securities in the Trust are debt obligations of the United
States of America which have been
stripped of their unmatured interest
coupons, coupons stripped from debt
obligations of the United States of
America and receipts and certificates
for such stripped debt obligations and
stripped coupons ("Stripped Treasury
Securities").  The remaining Securities
in the Trust consist of interest-bearing debt obligations of the United States of America ("Treasury Notes") deposited to provide income for payment of Trust expenses.

     Stripped Treasury Securities do
not make any periodic payments of
interest prior to their maturities;
accordingly, the Trust's portfolio was
acquired at a deep discount.  There is
no assurance that the objectives of
safety of capital and income will be met if the units of fractional undivided interest in a Trust (the "Units") are sold prior to the maturity of the underlying
Securities in that Trust, as market
prices of the Securities before maturity, and therefore of the Units, will vary with changes in interest rates and other factors. Moreover, the value of
Stripped Treasury Securities, and hence
of the Units, will be subject to greater fluctuations in response to changing interest rates than the value of debt obligations making periodic distributions of interest.

     The offering price of the Units
of the Trust is calculated on the basis of the aggregate offering side evaluation of the underlying Securities in that Trust, plus a transaction charge of 1.00 percent or less of the price so determined (the "Offering Price"). The
Sponsor has undertaken to maintain a
secondary market for Units of the
Trust, also at a price based upon the
aggregate offering side evaluation of
the underlying Securities (the
"Sponsor's Repurchase Price").

     The Guardian Separate Account
B (the "Account") of The Guardian
Insurance & Annuity Company, Inc.
("GIAC") is currently the only eligible
purchaser of Units of the Trust from
the Sponsor.  The Account invests in
Units of the Trusts to fund benefits
under Variable Life Insurance Policies
issued by GIAC (the "Policies") in
accordance with allocation instructions
received from purchasers of Policies.
These allocation rights are further
described in the accompanying
Prospectus for the Policies. The rights described in this Prospectus of the Account and the Sponsor (insofar as it holds Units) as holders of Units should be distinguished from the rights of a Policy owner set forth in the accompanying Prospectus describing the Policies.

     Read and retain both parts of
this Prospectus for future reference.

THESE SECURITIES HAVE NOT
BEEN APPROVED OR
DISAPPROVED BY THE
SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE
SECURITIES COMMISSION, NOR
HAS THE SECURITIES AND
EXCHANGE COMMISSION OR
ANY STATE SECURITIES
COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF
THIS PROSPECTUS. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.

Salomon Smith Barney Inc.
Sponsor

SHEARSON LEHMAN BROTHERS
FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES
FUND, SERIES A
INVESTMENT SUMMARY AS OF
DECEMBER 31, 2002
====

Series A consists of one unit investment trust, the 2004 Trust, designated for the maturity of its underlying portfolio.

2004
   Trust
Face amount of securities

   $5,913,560
Number of units

   5,913,560
Fractional undivided interest in trust
represented by each unit

   1/5,913,560
Offering price per 1,000 units*
   Aggregated offering side
evaluation of securities in trust**

   $5,748,833.43
   Divided by number of units times
1,000
   $972.14
   Plus the applicable transaction
charge***

        4.88
                                                             Offering price per 1,000 units*

                                                                    $977.02

Sponsor's repurchase price per 1,000
units (based on
                                                               offering side evaluation of
                                                             underlying securities)

                                                                    $972.14


Redemption price per 1,000 units
(based on bid side
                                                               evaluation of underlying
                                                             securities)****

                                                                    $971.84

Calculation of estimated net annual
interest income from
  Treasury Notes per 1,000 units
   Gross annual income per 1,000
units
   $ .46
   Less estimated annual expenses
per 1,000 units

      .46
   Net annual income per 1,000
units
   $0.00
Distributions
   Distributions will be made on the
first business day following the
   maturity of securities in a trust to
holders of record on the business
   day immediately preceding the
date of such distribution
Trustee's monthly fee
   Per $1,000 face amount of
underlying securities
   (see "Expenses and Charges" in
Part B)

   $.025
Evaluator's fee for each evaluation:
$5.00
Evaluation time:  3:00 P.M., New
York Time, on each Business Day
Mandatory termination date:  January
1, 2036
Minimum value of fund
   Any Trust may be liquidated by
the Trustee if the value of that Trust is
less than 40% of the principal amount
of Securities held in such Trust on the
Initial Date of Deposit.

___________
   *                                                These figures are computed by
   dividing the aggregate offering side
   evaluation of the underlying
   Securities in the particular Trust (the
   price at which they could be
   purchased directly by the public if
   available) by the number of Units of
   the Trust outstanding, multiplying
   the result times 1,000 and adding the
   applicable transaction charge as
   described below.  These figures
   assume a purchase of 1,000 Units.
   The price of a single Unit, or any
   multiple thereof, is calculated simply
   by dividing the Offering Price per
   1,000 Units above by 1,000, and
   multiplying by the number of Units.
   **                                               These figures include amortization of
   discount on the Stripped Treasury
   Securities accreting to the expected
   date of settlement (normally five
   Business Days after purchase) for
   Units as if purchased on their date of
   deposit.  Interest on the Treasury
   Notes accruing to the date five
   Business Days after deposit of such
   Notes will be paid by the Trustee to
   the Sponsor as a special distribution
   and recovered by the Trustee from
   subsequent payments of interest on
   the Treasury Notes in the Trust, and
   is therefore not included in the
   evaluation of Securities in a Trust.
   See "Sale and Redemption of Units --
   Pricing of Units" in Part B.
   ***                                              The transaction charge currently
   applicable to the 2004 Trust is .50%
   of the Offering Price per 1,000 Units
   (.503% of the net amount invested in
   Securities).  Transaction charges will
   decrease as the Trusts approach
   maturity.  See "Sale and Redemption
   of Units -- Sale of Units" in Part B.
   ****                                             Figures shown are $5.18 less than
   the Offering Price per 1,000 Units
   and $.30 less than the Sponsor's
   Repurchase Price per 1,000 Units,
   with respect to the 2004 Trust.
                                                    Plus any cash on hand, accrued
   interest on Treasury Notes and all
   other assets of the Trust less any
   accrued expenses and any
   distribution payable to Holders.  See
   "Sale and Redemption of Units --
   Pricing of Units" in Part B.
A-2

DESCRIPTION OF THE FUND

Structure and Offering

   The objective of the Fund is to
provide safety of capital and income
through investment in portfolios
consisting primarily of Stripped
Treasury Securities.  The Trust
constituting Series A of the Fund
consists of Stripped Treasury Securities with a maturity of approximately 1 2/3 years and Treasury Notes deposited in order to provide income with which to pay anticipated expenses of the Trust.
The Sponsor intends to deposit
additional Stripped Treasury Securities, with maturities identical to those of the Securities described in the portfolio of the Trust below, in the Trust.
Additional Treasury Notes with
maturities identical to those of the
Notes described in the portfolio of the
Trust will be deposited to the extent
necessary to maintain a constant
proportion of Treasury Notes to
Stripped Treasury Securities in the
Trust.  See "Description of the Fund ---
Structure" in Part B of this Prospectus.

   It is expected that for each 1,000
Units of a Trust purchased, a Holder
will receive total distributions of
approximately $1,000 for Units held
until maturity of the underlying
Securities of that Trust.  Actual
distributions may be more or less than
this amount, however, as a result of
changes in the expenses incurred by a
Trust or sales of Securities held by a
Trust prior to maturity in order to meet redemptions of Units. See "Sale and Redemption of Units," "Expenses and
Charges" and "Administration of the
Fund --- Accounts and Distributions" in
Part B.

   Currently, Units are sold only to
the Account to fund benefits under
Policies issued by GIAC.  The interest
of a Policy owner in the Units is
subject to the terms of the Policy and is described in the accompanying
Prospectus for the Policies, which
should be reviewed carefully by a
person considering the purchase of a
Policy.  That Prospectus describes the
relationship between increases or
decreases in the net asset value of, and any distributions on, Units and the benefits provided under a Policy. The rights described in this Prospectus of the Account and the Sponsor (insofar as it holds Units) as holders of Units should be distinguished from the rights of a Policy owner set forth in the Prospectus describing the Policies. For purposes of this Prospectus, the term
"Holder" shall refer to the Account or,
when appropriate, the Sponsor.  GIAC
and the Sponsor may mutually agree to
terminate the offering of Units of any
Trust at any time.

Risk Factors

   An investment in Units of a Trust
should be made with an understanding
of the risks that such an investment may entail, including the risk that the value of the Units will decline with increases in interest rates. Unlike an investor in funds comprised of securities making periodic distributions, an investor in the Fund virtually eliminates the risk of being unable to invest distributions at a rate as high as the anticipated yield on Trust Units, but will forego the ability to reinvest such yield at higher rates in the future. The market value of the underlying Securities in a Trust prior to their maturities, and therefore the value of the Units of that Trust, will fluctuate with changes in interest rates and other factors. Moreover, the value of obligations of a "zero coupon" nature, such as the Stripped Treasury Securities underlying the Units, and therefore of the Units, will be subject to greater fluctuations in response to changing interest rates than the value of debt obligations making periodic distributions of interest. Accordingly, while the full faith and credit of the United States Government protects against credit risks on the Securities in the Trust, sales of Units before the maturity of the underlying portfolio
Securities at a time when interest rates have increased will involve greater market risk than in a trust which is invested in interest-bearing debt obligations. This risk is greater when the period to maturity is longer. See
"Description of the Fund --- Risk
Factors" in Part B of this Prospectus.
A-3

Securities

   The Trust consists primarily of
Stripped Treasury Securities, which are
debt obligations of the United States of America that have been stripped of their unmatured interest coupons, coupons stripped from debt obligations of the United States of America and receipts and certificates for such stripped debt obligations and stripped coupons. The stripping of the interest coupons will cause the Stripped
Treasury Securities to be purchased by
the Trust at a deep discount.  See
"Description of the Fund ---
Characteristics of the Securities" in
Part B. The Trust will also consist of a Treasury Note or Notes providing interest income with which to pay anticipated expenses of such Trust.
The Securities are not rated but, in the opinion of the Sponsor, have credit characteristics comparable to those of
Securities rated "AAA" by nationally
recognized rating agencies.

Distributions

   There will be no periodic
payments of interest on the Securities
other than interest on the Treasury
Notes in the Trust, which will be used
to pay anticipated expenses of the Trust holding such Notes. Consequently, there should be no distributions of interest income. However, each
Stripped Treasury Security will be
treated for Federal income tax purposes
as having "original issue discount,"
which must be amortized over the term
of the Stripped Treasury Security and
included in a Holder's gross income
before the Holder receives the cash
attributable to such income.
Distributions will be made in cash
when the Securities in each Trust
mature, and may include any amount
received on the sale of Securities in
order to redeem Units which exceeds
the amount necessary to meet such
redemptions.  See "Administration of
the Fund --- Accounts and
Distributions" and "Taxes" in Part B.

Market For Units

   The Sponsor has undertaken to
maintain a secondary market for Units
of the Trust based on the offering side
evaluation of the underlying Securities.
In the absence of such a market, a
Holder will nonetheless be able to
dispose of Units through redemption at
prices based on the bid side evaluation
of the underlying Securities of the Trust in which it holds Units. Market conditions may cause the price received upon resale to the Sponsor or redemption to be more or less than the amount paid for Units. See "Sale and Redemption of Units" in Part B.
















A-4







INDEPENDENT AUDITORS'
REPORT



To the Sponsor, Trustee and Unit
Holder of
The Shearson Lehman Brothers Fund of
Stripped (Zero)
  U.S. Treasury Securities, Series A
2004 Trust:


    We have audited the
accompanying statements of assets and
liabilities of The Shearson Lehman
Brothers  Fund  of  Stripped (Zero)
U.S. Treasury Securities, Series A
2004 Trust, including the schedules of
portfolios, as of December 31, 2002
and 2001, and the related statements of
operations and changes in net assets for each of the years in the three-year period ended December 31, 2002.
These financial statements are the
responsibility of the Sponsor.  Our
responsibility is to express an opinion
on these financial statements based on
our audits.

    We conducted our audits in
accordance with auditing standards
generally accepted in the United States
of America.  Those standards require
that we plan and perform the audit to
obtain reasonable assurance about
whether the financial statements are
free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Our procedures included confirmation
of securities owned as of December 31,
2002, by correspondence with the
Trustee.  An audit also includes
assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a
reasonable basis for our opinion.

    In our opinion, the financial
statements referred to above present
fairly, in all material respects, the
financial position of The Shearson
Lehman Brothers Fund of Stripped
(Zero) U.S. Treasury Securities, Series
A   2004 Trust as of December 31,
2002 and 2001, and the results of its
operations and the changes in its net
assets for each of the three years in the three-year period ended December 31,
2002, in conformity with accounting
principles generally accepted in the
United States of America.






    KPMG LLP


New York, New York
February 18, 2003




A-5


THE SHEARSON LEHMAN
BROTHERS FUND OF STRIPPED
(ZERO)
U.S. TREASURY SECURITIES,
SERIES A   2004 TRUST

Statements of Assets and Liabilities

December 31, 2002 and 2001




        2002
        2001

Trust Property:
   Investment in securities at value
(amortized cost for
      2002 and 2001, respectively,
$5,387,550 and
      $5,497,446) (Note 1)
   $ 5,748,833
   5,839,659
                                                Other liabilities, net          (8,891)
                                                               (4,151)

         Net assets
   $ 5,739,942
     5,835,508

Interest of Holders:
   (For 2002 and 2001, respectively,
5,913,560 and 6,515,960
   units of fractional undivided interest
outstanding):
      Cost of Trust units, net of gross
transaction charges
   2,395,859
   2,639,919
      Unrealized appreciation of
investment                                       361,282
   342,213
      Undistributed net investment
income      2,982,801
     2,853,376

         Net assets
   $ 5,739,942
     5,835,508

         Net asset value per unit
   $      0.9706
         0.8956




















See accompanying notes to financial
statements.

A-6

THE SHEARSON LEHMAN
BROTHERS FUND OF STRIPPED
(ZERO)
U.S. TREASURY SECURITIES,
SERIES A - 2004 TRUST

Statements of Operations and Changes in
Net Assets

Years ended December 31, 2002, 2001
and 2000



         2002                                 2001
        2000

Investment income
   Interest income
   $    408,246                                 403,271
       430,890
   Expenses:

                                                               Trustee fees
                                                               (1,905)
                                                               (5,763)
                                                               (2,915)

                                                               Other

                                                                     (8,772)
                                                                       (4,518)
                                                                     (3,649)



                                                               Total expenses
                                                                   (10,677)
                                                                     (10,281)
                                                                     (6,564)

         Net investment income
   397,569 392,990
   424,326

Realized gain on sale of securities
   35,427
   96,412
Net change in unrealized appreciation
(depreciation)                                    19,069
          47,983                                144,724

         Net increase (decrease) in
net
           assets from operations
        452,065                                   440,973
       665,462

Capital share transactions:

                                                               Redemption of units
                                                                    547,631

                                                                 (1,814,941)
         Net decrease in net assets
from


                                                                 capital share transactions
                                                                    547,631

                                                                 (1,814,941)



                                                               Increase (decrease) in net assets
                                                               (95,566)
                                                               440,973
                                                               (1,149,479)

Net assets:
      Beginning of year
     5,835,508                                5,394,535
     6,544,014

      End of year
   $5,739,942                                 5,835,508
     5,394,535

                                                             Units redeemed

                                                               (602,400)

                                                               (2,409,600)






See accompanying notes to financial
statements.


THE SHEARSON LEHMAN
BROTHERS FUND OF STRIPPED
(ZERO)
U.S. TREASURY SECURITIES,
SERIES A   2004 TRUST

Notes to Financial Statements

December 31, 2002, 2001 and 2000


 (1)   Summary of Significant Accounting
 Policies

 The Shearson Lehman Brothers Fund
 of Stripped (Zero) U.S. Treasury
 Securities, Series A (the Series A) of
 The Shearson Lehman Brothers Fund
 of Stripped (Zero) U.S. Treasury
 Securities (the Fund) is registered
 under the Investment Company Act
 of 1940.  Series A of the Fund
 consisted of three separate unit
 investment trusts designated as the
 1991 Trust, the 1995 Trust and the
 2004 Trust (the Trust) holding
 securities with maturities
 corresponding to their respective
 designations.  The 1991 Trust and
 1995 Trust expired on November 15,
 1991 and November 15, 1995,
 respectively.  Salomon Smith Barney
 Inc. is the Sponsor of the Trust.
 Bank of New York is the appointed
 Trustee and serves as the custodian
 of the Trust's assets.  Kenny S&P is
 the evaluator of the securities held by
 the Trust.  Guardian Insurance &
 Annuity Company, Inc., is currently
 the only eligible purchaser of the
 units of the Trust from the Sponsor.
 The following  significant accounting
 policies of the Trust include the
 following:

   Basis of Presentation

   The financial statements are
presented on the accrual basis of
accounting.

   Certain prior years amounts have
been reclassified to conform to 2002
presentation.

 The Trustee has custody of and
 responsibility for all accounting and
 financial books and records.  The
 Sponsor is responsible for
 preparation of the financial
 statements in accordance with
 accounting principles generally
 accepted in the United States of
 America based upon the books and
 records provided by the Trustee.
 The preparation of financial
 statements in accordance with
 accounting principles generally
 accepted in the United States of
 America requires management to
 make estimates and assumptions that
 affect the amounts reported therein.
 Actual results could differ from these
 estimates.

   Investments Securities

 Security transactions are recorded on
 a trade date basis.  Investments
 owned are carried at fair value,
 which is the closing bid price on the
 last day of trading during the period
 determined by the evaluator.  The
 difference between initial cost and
 principal amount of each security is
 being amortized over the period to its
 maturity date using the interest
 method.  Realized gains (losses) from
 securities transactions are determined
 for federal income tax and for
 financial reporting purposes on the
 identified cost basis.

   Income Taxes

 All items of income and expenses are
 attributable to the unit holders, on a
 pro rata basis, for Federal income tax
 purposes in accordance with the
 grantor trust rules of the Internal
 Revenue Code.  Accordingly, no
 provision for taxes is required to be
 made by the Trust.

   Investment Expenses

 The Trust pays a fee for trustee
 services to Bank of New York that is
 based on $0.025 per $1,000 of
 outstanding investment principal.  In
 addition, a fee of $1 per day is paid
 to the Evaluator for portfolio
 valuation.

         (continued)

A-8
THE SHEARSON LEHMAN
BROTHERS FUND OF STRIPPED
(ZERO)
U.S. TREASURY SECURITIES,
SERIES A - 2004 TRUST

Notes to Financial Statements

December 31, 2002, 2001 and 2000

 (2)   Transaction Charges

 During the years ended December
 31, 2002, 2001 and 2000, the Trust's
 Sponsor received transaction fees
 aggregating $1,879, $723 and
 $2,845, respectively.  Transaction
 fees with respect to the initial deposit were waived by the Sponsor.

 (3)   Investments

 At December 31, 2002, 2001 and
 2000, the cost of investments for
 Federal income tax purposes was the
 same as the cost for financial
 reporting purposes.  The aggregate
 gross unrealized appreciation for all
 securities amounted to $361,282,
 $342,213 and $294,230, as of
 December 31, 2002, 2001 and 2000,
 respectively.

 During the years ended December
 31, 2002, 2001 and 2000 there were
 no purchases of securities.  The
 aggregate proceeds from sales during
 the years ended December 31, 2002,
 2001 and 2000 were $547,631, $0
 and $1,819,984, respectively.

(4)   Financial Highlights

 Selected data per 1,000 units of the
 Trust outstanding throughout the
 years ended December 31, 2002,
 2001 and 2000, respectively, are as
 follows (based on average units
 outstanding throughout the year):


       2002
2001                         2000
                              <C
>
   Per 1,000 units operating
performance:
     Net asset value per 1,000 units,
      beginning of year
   $   895.57
827.90     733.18
   Interest income
   68.44 61.89
57.46
   Expenses
        (1.79)
(1.58)       (0.88)
                                    Net investment income
                                66.
       65                       60.
       31
       56.58

   Net change in realized and
unrealized
     appreciation (depreciation)*
         8.38                   7.36
38.14
         Total from investment
operations                    75.03
67.67        94.72
   Net assets value per 1,000 units, end
of year  $  970.60
895.57       27.90
         Total return
   8.38% 8.17%
12.92%

   Ratios as a percentage of average net
assets:
     Expenses
   0.18% 0.18%
0.11%
     Net investment income
   6.87% 7.10%                   7.
11%


                        *      If the amount shown per 1,000
     units outstanding throughout
     the period does not agree with
     the change in the aggregate
     gains or losses in the portfolio
     of securities for the period, it
     is due to the timing of sales
     and redemptions of the Trust's
     units in relation to the decrease
     in market values for the
     portfolio.



A-9

THE SHEARSON LEHMAN
BROTHERS FUND OF STRIPPED
(ZERO)

U.S. TREASURY SECURITIES,
SERIES A - 2004 TRUST


Schedules of Portfolios
December 31, 2002


     Aggregate
     Principal
                     Maturity
     Amortized
     Amount             Title of Security
     Coupon             Date
       Cost            Value
      $5,890,000                    Stripped U.S. Treasury
Securities                                0%              11/15/04
      $5,636,403                    $5,720,898
          23,560                    U.S. Treasury Bonds
         11.625%                    11/15/04
          24,147                          27,935
      $5,913,560

      $5,387,550                    $5,748,833



December 31, 2001

     Aggregate
     Principal
                     Maturity
     Amortized
     Amount                Title of Security
      Coupon           Date
      Cost            Value

      $6,490,000                    Stripped U.S. Treasury
Securities                                0%              11/15/04
      $5,470,437                    $5,808,161
          25,960                    U.S. Treasury Bonds
         11.625%                    11/15/04
          27,009                          31,498
      $6,515,960

      $5,497,446                    $5,839,659


















See accompanying notes to financial
statements.

A-10

PROSPECTUS - PART B
Note: Part B of this Prospectus may not be distributed unless accompanied by Part A.

DESCRIPTION OF THE FUND
Structure

    Series A of The Shearson Lehman
Brothers Fund of Stripped ("Zero") U.S.
Treasury Securities (the "Fund") originally consisted of three separate unit investment trusts (the "Trusts") created by one Trust
Indenture (the "Indenture") among
Shearson Lehman Brothers Inc. (the
"Sponsor"), The Bank of New York (the
"Trustee") and  Kenny S&P Evaluation
Services (formerly called Standard & Poor's
Corporation) (the "Evaluator") under New
York law. Two of the Trusts have since
expired, one on November 15, 1991 and the other on November 15, 1995. In July,
1993, Smith Barney Inc. became  the
Sponsor of the Fund (see "Sponsor"). As of the date of the Statement of Financial
Condition of the Fund included in Part A of this Prospectus, the Sponsor had deposited the underlying Securities (described below) identified in the Portfolio in Part A with the Trustee at prices equal to the evaluation of those Securities on the offering side of the market as determined by the Evaluator, and the Trustee had delivered to the Sponsor units of fractional undivided interest
("Units") in each Trust as set forth in the Statements of Assets and Liabilities . See
"Investment  Summary" and the financial
statements for the Fund in Part A of this Prospectus.


    The Sponsor intends to deposit
additional Securities in each of the Trusts, with identical maturities to those of the Securities identified in the portfolios of such Trusts in Part A. The Securities so deposited may be represented by purchase contracts assigned to the Trustee together with an irrevocable letter of credit issued by a commercial bank, cash or cash equivalents to fund their purchase. Units in the Trusts delivered to the Sponsor in connection with subsequent deposits will be offered for sale by means of this Prospectus.


    Units are offered for sale at a price
based upon the offering side evaluation of the Securities, plus a transaction charge of ..50% or less of the price so determined (the
"Offering Price"). The Sponsor has
undertaken to maintain a secondary market in the Units, also based upon the offering side evaluation of the Securities (the
"Sponsor's Repurchase Price"). In addition,
Holders of Units (including the Sponsor) have the right to have their Units redeemed at a price based on the bid side evaluation of the Securities (the "Redemption Price").
Redemptions will be made in cash or, at the option of the Holder, in kind. See "Sale and Redemption of Units."


    On the date of the Statements of
Assets and Liabilities of the Fund included in Part A of this Prospectus, each Unit of a Trust represented the fractional undivided interest in the Securities held in the Trust set forth under "Investment Summary" in Part A. If Units of any Trust are redeemed, the face amount of Securities in the Trust will be reduced by amounts allocable to redeemed Units, and the fractional undivided interest represented by each Unit in the balance of the Trust will be increased. If additional Units are issued by any Trust (through deposit of Securities by the Sponsor in connection with the sale of additional Units), the face amount of Securities in the Trust will be increased by amounts allocable to additional Units, and the fractional undivided interest represented by each Unit in the balance of the Trust will be decreased. Units will remain outstanding until redeemed upon tender to the Trustee by a Holder or until the liquidation of the Trust pursuant to the terms of the Indenture. See
"Sale and Redemption of Units" and
"Administration of the Fund."

    As used herein, "Securities" includes
"Stripped Treasury Securities" (see
"Characteristics of the Securities" below), interest-bearing Treasury securities
("Treasury Notes"), and Stripped Treasury
Securities and Treasury Notes represented by contracts to purchase such securities.
The term "Holder" refers to the Sponsor, when appropriate, and to The Guardian
Separate Account B (the "Account")
established by The Guardian Insurance &
Annuity Company, Inc. ("GIAC"), which is currently the only eligible purchaser of Units from the Sponsor. The Account invests in Units to fund benefits under variable life insurance policies issued by GIAC (the "Policies") in accordance with allocation instructions received from purchasers of Policies. For further information as to the rights of Policy owners, which should be distinguished from the rights of Holders as set forth in this Prospectus, see the accompanying
Prospectus relating to the Policies.

Risk Factors

    An investment in Units of the Trust
should be made with an understanding of
the risks that such an investment may entail, including the risk that the value of the Trust's portfolio and hence of the Units will decline with increases in interest rates.
High inflation and recession, together with the fiscal and monetary measures adopted to attempt to deal with these and other economic problems, have contributed to wide fluctuations in interest rates and thus in the value of fixed-rate debt obligations generally in recent years. The Sponsor cannot predict future economic policies or their consequences or, therefore, the course or extent of any similar fluctuations in the future. Moreover, because interest on
"zero coupon" obligations, to which
Stripped Treasury Securities are
economically similar (see "Characteristics of the Securities" below), is not distributed on a current basis but is in effect compounded, the value of securities of this type (and of a portfolio primarily comprised of such obligations) is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.
Accordingly, while the full faith and credit of the United States Government protects against credit risks on the Securities in each Trust, disposition of Units before the maturity of the underlying portfolio
Securities at a time when interest rates have increased will involve greater market risk than disposition of interests in a trust holding interest-bearing debt obligations.
This risk is greater when the period to
maturity is longer. In  addition, a direct
Holder will recognize significant amounts of taxable income before the receipt of the cash attributable to such income.

Characteristics of the Securities

    Each Trust consists primarily of
Stripped Treasury Securities with maturities corresponding to that Trust's designation.
Each Trust also holds Treasury Notes which are deposited in order to provide income with which to pay anticipated expenses of the Trust. It is anticipated that a constant proportion of Treasury Notes to Stripped
Treasury Securities will be maintained in each of the Trusts. All of the Securities represent direct obligations of the United
States Government which are payable in full at maturity at their stated maturity amount.
The Securities in each Trust are not subject to redemption prior to maturity and do not have any equity or conversion features.


    Stripped Treasury Securities held by
any Trust will consist of one or more of the following types of securities: (i) United
States Treasury debt obligations which have been stripped of their unmatured interest coupons, (ii) coupons which have been stripped from United States Treasury bonds, and (iii) receipts or certificates for stripped
United States Treasury debt obligations and stripped coupons. Stripped debt obligations are bonds originally issued as coupon bonds which have been stripped of their unmatured interest coupons subsequent to issuance by the owner; stripped coupons are coupons that were originally issued as part of and attached to coupon bonds and have subsequently been stripped from those bonds by their owner. Stripped debt obligations and coupons (other than when represented by receipts or certificates as described below) are eligible for purchase by the Trusts only if held in the book-entry system maintained by the Federal

Reserve pursuant to the United States
Treasury's Separate Trading of Registered
Interest and Principal of Securities program.
Receipts or certificates for stripped United
States Treasury debt obligations and
coupons evidence ownership of future
interest or principal payments  on such
obligations and coupons. Such receipts have been offered for sale by several investment banking firms, are traded in a secondary market, and currently represent a large segment of the market for Stripped Treasury
Securities. As described in the offering circulars through which the receipts are offered for sale, the completeness and correctness of which are assumed here, the receipt sales programs of the several firms are not identical but are similar to one another. The receipts or certificates are typically issued by a major bank which acts as custodian and nominal holder of the underlying stripped United States Treasury obligations (which may be held by such bank either in physical or in book-entry form). The terms of custody generally
provide that the underlying obligations will be held separate from the general assets of the custodian and will not be subject to any right, charge, security interest, lien or claim of any kind in favor of the custodian or any person claiming through the custodian, that the custodian will be responsible for applying all payments received on those underlying obligations to the related receipts or certificates without making any deductions other than applicable tax withholding, and that the custodian is required to maintain insurance for the protection of holders of receipts or certificates in customary amounts against losses resulting from the custody arrangement due to dishonest or fraudulent action by the custodian's employees. The offering circulars for such receipts and certificates generally provide that the holders of receipts or certificates, as the real parties in interest, are entitled to the rights and privileges accorded to holders of the underlying stripped debt obligations and coupons, including the right in the event of default in payment of principal or interest thereon to proceed individually against the United States without acting in concert with other holders of those receipts or certificates or the custodian.


    Stripped Treasury Securities are sold
at a deep discount because the buyer of
those securities receives only the right to a future fixed payment on the security and does not receive any rights to periodic interest payments. Purchasers of Stripped
Treasury Securities acquire, in effect,
discount obligations that are substantially similar economically to the "zero coupon" bonds issued by corporations, which are originally issued at a deep discount and do not make any periodic payments of interest prior to maturity.

Yield

    The economic effect of purchasing
Units of a Trust is that the investor who holds such Units until maturity of the underlying Securities should receive, assuming, among other things, that the income generated by the Treasury Notes held by such Trust equals expenses incurred, a fixed yield that can be estimated at the time of purchase, not only on his original investment but also on all amortized discount during the life of the underlying
Securities. Accordingly, an investor in the Trusts, unlike an investor in funds comprised of securities making periodic distributions, virtually eliminates the risk of being unable to invest distributions at a rate as high as the anticipated yield on Trust
Units, but will forego the ability to reinvest such yield at higher rates in the future. The assumed or implicit automatic reinvestment of the portion of the yield represented by amortized discount differentiates the Trusts from funds comprised of securities on which periodic interest is paid. Actual yield realized by an investor who holds Units until maturity of the underlying Securities, however, may be more or less than the yield estimated at the time of purchase of such Units as a result of changes in the expenses incurred by a Trust or sales of Securities held by a Trust prior to maturity in order to meet redemptions of Units. See "Sale and Redemption of Units", "Expenses and
Charges" and "Administration of the Fund -
Accounts and Distributions."


    A Holder will be required to include
annually in gross income an allocable
portion of the discount on the  Stripped
Treasury Securities before the receipt of the cash attributable to such income. For
Federal income tax purposes, inclusion will be on a basis that reflects the effective semi-annual compounding of accrued but unpaid interest represented by amortization of the discount on the Stripped Treasury
Securities. See "Taxes."

SALE AND REDEMPTION OF UNITS

Pricing of Units

    The price per Unit of a Trust (the
"Price per Unit") is computed as follows.
The sum of (i) taxes or other governmental charges against the Trust not previously deducted, (ii) accrued fees and expenses of the Trustee (including legal and auditing expenses), the Evaluator and counsel, and certain other expenses, and (iii) any cash held for distribution to Holders of record as of a date prior to the evaluation is subtracted from the sum of (a) the aggregate evaluation of the Trust's portfolio
Securities determined by the Evaluator, (b) cash on hand in the Trust (other than cash deposited by the Sponsor for the purchase of Securities), (c) accrued and unpaid interest on the Treasury Notes as of the date of computation (except for interest payable to the Sponsor as a special distribution, as explained below) and (d) all other assets of the Trust. The resulting difference is divided by the number of Units outstanding to arrive at the Price per Unit for the Trust with respect to which the foregoing calculations were made.


    The aggregate evaluation of each
Trust's portfolio Securities is determined by the Evaluator on the basis of current prices for the Securities, if available; current prices for comparable securities; the value of the Securities as determined by appraisal; or any combination of the foregoing. The Evaluator may obtain current price information as to the Securities from investment dealers or brokers (including the Sponsor) that customarily deal in those types of securities.


    The Price per Unit on the offering
side of the market used to determine the Offering Price and Sponsor's Repurchase
Price is computed as of the Evaluation Time on each Business Day, effective for all such transactions since the immediately preceding Evaluation Time. See "Sale of
Units" and "Market for Units" below. The
Price per Unit on the bid side of the market used to determine the Redemption Price is computed as of the Evaluation Time next following the tender by a Holder of its Units for redemption, effective for all redemptions since the immediately preceding Evaluation Time. See
"Redemption of Units" below. In addition, the Price per Unit on the offering side and the bid side of the market is determined (i) on June 30 and December 31 of each year
(or on the last Business Day prior to such dates) and (ii) on any Business Day on which such a determination is requested by the Trustee or the Sponsor.


    As indicated under "Investment
Summary" in Part A of this Prospectus, the Stripped Treasury Securities and Treasury
Notes deposited in each Trust include
elements of amortized discount and accrued interest, respectively. Evaluations of
Securities in a Trust include discount
amortized on the Stripped Treasury
Securities from the date of purchase or sale of Units of the Trust to the date of settlement for such Units (normally five
Business Days).  Interest on the Treasury
Notes accruing prior to their deposit in a Trust and after such deposit to the date five
Business Days after such deposit is paid to the Sponsor by the Trustee as a special distribution and recovered by the Trustee from interest received on the Treasury
Notes, and is therefore not included in the evaluation of Securities in the Trust. See
"Investment Summary" in Part A of this
Prospectus.


    In addition to the deposit by it of
contracts representing Securities expected to settle within the usual settlement time for sales of securities (normally five Business
Days), the Sponsor may deposit contracts representing Securities with an agreed-upon delayed settlement date which will not be delivered to the Sponsor (or to the Trust) by the settlement date for Units acquired by the Sponsor on its deposit of such contracts. Amortized discount on such
Securities will not accrete to the benefit of the Trust holding the contract representing the Securities until the settlement date for such Securities.




    The Price per Unit of a Trust will
vary in accordance with fluctuations in the evaluation of the underlying Securities.
Amortization of discount will have the
effect of increasing at any particular time the value of the underlying Securities.


    As used in this Prospectus, the term
"Business Day" means every Monday
through Friday except for New  Year's
Day, Martin Luther King's Birthday,
Presidents' Day, Memorial Day,
Independence Day, Labor Day, Columbus
Day, Veteran's Day, Thanksgiving and
Christmas.


Sale of Units

    The Offering Price per Unit of a
Trust is determined by evaluating the
Trust's portfolio Securities on the offering side of the market in determining the Price per Unit (see "Pricing of Units") and adding the applicable transaction charge. The transaction charge varies with the remaining years to maturity of the Stripped Treasury
Securities in the Trust, as follows:



    Percent of                Percent of

    Offering                  Net Amount
Remaining Years to Maturity
    Price Invested
Less than 3 years
    .5    .503
At least 3 years but less than 8 years
    1.00  1.010
At least 8 years but less than 13 years
    1.50  1.523


    The transaction charges set forth
above, which do not reflect distribution expenses because all sales are currently made to the Account, are less than sales charges on comparable unit investment trusts offered to the public by the Sponsor.
On Units sold to the Account, GIAC
initially pays the transaction charge. GIAC has represented that it intends to recover any transaction charges paid by it from the Investment Division within the Account corresponding to the Trust with respect to which the transaction charge was paid through a charge against the assets of such Division. Reference should be made to the accompanying Prospectus relating to the
Policies for further  information.


Market For Units

    The Sponsor has undertaken to
maintain a secondary market for Units of each Trust and to offer continuously to purchase Units of each Trust at the Sponsor's Repurchase Price. The Sponsor's
Repurchase Price per Unit of a Trust is determined by evaluating the Trust's portfolio Securities on the offering side of the market in determining the Price per Unit
(see "Pricing of Units").


          The right of Holders to
resell their Units to the Sponsor may be suspended and payment postponed for any period during which the right of redemption with respect to such Units has been suspended. See "Redemption of Units" below.




Redemption of Units


    In addition to the right of a Holder to
sell Units to the Sponsor at the Sponsor's
Repurchase Price, a Holder  (including the
Sponsor) is also entitled to redeem Units at the office of the Trustee upon tender of certificates, if issued, and payment of any relevant tax without any other fee. The
Redemption Price per Unit of a Trust is
determined by evaluating the Trust's
portfolio Securities on the bid side of the market in determining the Price per Unit
(see "Pricing of Units").


    Because the Sponsor's Repurchase
Price is based on the offering side
evaluation of the Securities in a Trust and the Redemption Price is based on the bid side evaluation of such Securities, it is expected that it will always be to the advantage of a Holder (other than the Sponsor) to resell Units to the Sponsor rather than to redeem them. Unless the Account has elected an in kind payment, the Sponsor therefore expects to repurchase any Units tendered for redemption by the Account.

    The Sponsor, as a Holder, intends to
redeem Units it has purchased in the
secondary market or acquired on deposit of Securities in a Trust if it determines it is undesirable to continue to hold those Units in its inventory. Factors which the Sponsor will consider in making such a determination will include the number of Units of all Trusts which it has in its inventory, the saleability of the Units, and its estimate of the time required to sell the Units and general market conditions. The
Sponsor has committed to redeem Units
only in an amount substantially equal to the value of one or more portfolio Securities, so that uninvested cash generated by a redemption is de minimis.

    Certificates to be redeemed must be
properly endorsed or accompanied by a
written instrument or instruments of
transfer. The Trustee will redeem Units
either in cash or, if specified at the option of the Holder, in kind as requested in writing to the Trustee. A Holder will be entitled to receive redemption proceeds within seven calendar days following tender or, if the seventh calendar day is not a Business Day, on the last Business Day prior thereto.

    In kind distributions will take the
form of distributions of certificates
representing whole Securities and cash
representing fractional interests in such
Securities. The Securities to be received by a Holder upon redemption of its Units in kind will be selected by the Trustee from a list supplied by the Sponsor. The Trustee is empowered to sell Securities in order to make funds available for cash distributions and for in kind distributions to the extent necessary to redeem fractional interests in whole Securities represented by Units redeemed. To the extent that Securities are redeemed in kind or sold, the size of the relevant Trust will be reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. In addition, because the Sponsor may specify minimum face amounts in which Securities may be sold, the proceeds of sale may exceed the amount required to redeem Units. Any excess proceeds will be distributed to Holders upon maturity of the Securities in the relevant Trust.

    The right of Holders to redeem their
Units may be suspended and payment
postponed for any period (i) during which the New York Stock Exchange (the
"NYSE") is closed other than for customary weekend and holiday closings, or (ii) during which, as determined by the Securities and Exchange Commission (the
"Commission"), (a) trading on the NYSE is restricted or (b) an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable, or (iii) for any other periods which the Commission may by order permit.

Comparison of Offering Price, Sponsor's
Repurchase Price and Redemption Price


    With respect to each Trust, on the
date of the Statements of Assets and
Liabilities of the Fund included in Part A of this Prospectus, the Offering Price per Unit (which includes the transaction charge) and the Sponsor's Repurchase Price per Unit (each based on the offering side evaluation of Securities in a Trust) exceeded the Redemption Price per Unit (based on the bid side evaluation thereof) by the amounts set forth under "Investment
Summary"  in Part A.

    On the date of the Statements of
Assets and Liabilities of the Fund included in Part A, the bid prices for Securities in each of the Trusts were lower than the offering prices thereof (see Investment
Summary of the Fund in Part A). For this and other reasons (including fluctuations in the market prices of the Securities and the fact that the Offering Price includes a transaction charge), the amount realized by a Holder upon any sale or redemption of Units may be less than the price paid for such Units.


TAXES

    The following discussion relates only
to Holders (the Account and the Sponsor) of Units of the Fund, and not to Policy owners. For information on tax consequences to Policy owners, see the attached Prospectus relating to the Policies.

    In the opinion of Paul, Hastings,
Janofsky & Walker LLP, as special counsel for the Sponsor, under existing law:

    Each Trust is not an association
taxable as a corporation for Federal income tax purposes, and income received by the Trust will be treated as the income of the Holders of the Trust in the manner set forth below.

    Each Holder will be considered the
owner of a pro rata portion of each Security in its Trust under the grantor trust rules of Sections 671-679 of the Internal Revenue
Code of 1986, as amended. In order to
determine the face amount of a Holder's pro rata portion of each Security in its Trust on the date of the Statement of Financial
Condition of the Fund included in Part A of this Prospectus, see "Face Amount of Securities" under the Investment Summary in Part A. The total cost to a Holder for its Units, including transaction charges, is allocated among its pro rata portion of each Security in its Trust (in proportion to the fair market values thereof on the date the Holder purchases its Units) in order to determine its tax cost for its pro rata portion of each Security. In order for a Holder who purchased its Units on the date of the Statements of Assets and Liabilities of the Fund included in Part A of this Prospectus to determine the fair market value of its pro rata portion of each Security in its Trust on such date, see
Sponsor's Repurchase Price under the
Investment Summary in Part A.


    Each Trust consists primarily of
Stripped Treasury Securities. A Holder is required to treat its pro rata portion of each Stripped Treasury Security in its Trust as a bond that was originally issued on the date the Holder purchased its Units at an original issue discount equal to the excess of the stated redemption price at maturity over the Holder's tax cost therefor as discussed above, and to include annually in income a portion of such original issue discount determined under a formula which takes into account the semi-annual compounding of interest.

    Each Holder will be considered to
have received the income on its pro rata portion of the Treasury Notes in its Trust when interest on the Notes is received by its Trust. A Holder who itemizes deductions will be entitled to deductions for income tax purposes of the Holder's pro rata share of expenses paid by its Trust, including fees of the Trustee and the Evaluator.

    A Holder will recognize taxable gain
or loss when all or part of his pro rata portion of a Security is disposed of by the Fund for an amount greater or less than his adjusted tax basis. Any such taxable gain or loss will be capital gain or loss except that any gain from the disposition of a Holder's pro rata portion of a Security acquired by the Holder at a "market discount" (i.e., if the Holder's original cost for his pro rata portion of the Security
(plus any original issue discount which will accrue thereon) is less than its stated redemption price at maturity) will be treated as ordinary income to the extent the gain does not exceed the accrued market discount. Capital gains are generally taxed at the same rate as ordinary income.
However,  the excess of net long-term
capital gains over net short-term capital losses may be taxed at a lower rate than ordinary income for certain noncorporate taxpayers. A capital gain or loss is long-term if the asset is held for more than one year and short-term if held for one year or less. The deduction of capital losses is subject to limitations. A Holder will also be considered to have disposed of all or part of his pro rata portion of each Security when he sells or redeems all or some of his Units.

    Holders will be required for Federal
income tax purposes to include amounts in ordinary gross income in advance of the receipt of the cash attributable to such income. Therefore, direct purchase of Units may be appropriate only for a tax-deferred account which is not subject to a current tax on income accrued in advance of the receipt of the cash attributable to such income.

    Under the income tax laws of the
State and City of New York, each Trust is not an association taxable as a corporation and income received by the Trust will be treated as the income of the Holders of the Trust in the same manner as for Federal income tax purposes.

    The foregoing discussion relates only
to Federal and New York State and City
income taxes. Holders also may be subject to state and local taxation in other jurisdictions. Holders should consult their own tax advisers regarding specific questions as to Federal, state or local taxes.


SPONSOR'S PROFITS

    The Sponsor receives a transaction
charge at the rates set forth under "Sale and Redemption of Units - Sale of Units" on any sale by it of Units, regardless of whether such Units were acquired by the Sponsor on the deposit of Securities in a Trust or in the secondary market maintained by it. In addition, the Sponsor may realize a profit on the deposit of Securities in a Trust based upon the difference between the cost of the Securities to the Trust (which is based on the offering side evaluation of the Securities) and the price paid by the Sponsor for such Securities. The Sponsor also may realize profits or sustain losses as a result of fluctuations in the aggregate value of a Trust's portfolio Securities and hence in the Offering Price for the related
Units sold by the Sponsor subsequent to the date of the acquisition by the Sponsor of such Units on its deposit of Securities in a Trust.

    In maintaining a secondary market for
the Units, the Sponsor also will realize profits or sustain losses in the amount of any difference between the Sponsor's
Repurchase Price at the time of such
purchase and the Offering  Price or
Redemption Price at the time of resale or redemption, as the case may be.

    Cash, if any, received from
purchasers of Units by the Sponsor prior to the settlement dates for purchase of Units or prior to payment for Securities upon their delivery may be used in the Sponsor's business, subject to the limitations of Rule 15c3-3 under the Securities Exchange Act of 1934, and may be of benefit to the Sponsor.

EXPENSES AND CHARGES

Initial Expenses

    The Sponsor has borne all expenses
incurred in creating and establishing the Fund, including the cost of the initial preparation of the Indenture, the initial fees and expenses of the Trustee, legal and auditing expenses and other out-of-pocket expenses.
Sponsor's Fees

    The Sponsor receives no fee from the
Fund for its services as such. However,
while the transaction charges paid by GIAC to the Sponsor are not directly charged to the Account, GIAC has represented that it will recover such transaction charges through charges against the assets of the Division of the Account corresponding to the Trust with respect to which the transaction charge was paid. Policy owners therefore will indirectly bear these charges.
Reference should be made to the
accompanying Prospectus relating to the
Policies for further information.

Trustee's and Evaluator's Fees

    The Trustee's and Evaluator's fees
are set forth under "Investment Summary" in Part A of this Prospectus. The Trustee's fees, payable semi-annually out of the assets of each Trust, are determined monthly based on the largest face amount of Securities in a Trust during the preceding month. The Trustee also may benefit to the extent that it holds funds on deposit in the various non-interest bearing accounts created under the Indenture. See
"Administration of the Fund - Accounts and
Distributions."

    The Evaluator's fees set forth under
"Investment Summary" in Part A for each
determination of the Offering Price and Sponsor's Repurchase Price will be paid by the Sponsor. The Evaluator's fees for determining the Redemption Price will be borne by the Trust.

Charges Borne by the Trusts

    In addition to the Trustee's and
Evaluator's fees borne by the Trusts
identified above, charges borne by the
Trusts include: (i) fees of the Trustee for extraordinary services, (ii) certain expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (iii) various governmental charges,
(iv)  expenses and costs of any action taken
to protect a Trust, (v) indemnification of the Sponsor and the Trustee for any loss, liability and expense incurred without gross negligence, bad faith, wilful misconduct or reckless disregard of their duties and (vi) to the extent then lawful, expenses (including, but not limited to, legal, auditing and printing expenses) of maintaining registration or qualification of the Units and/or the Fund under Federal or state securities laws subsequent to initial registration.

    The above fees and expenses,
including the Trustee's and Evaluator's
fees, are deducted from the Income
Account of each Trust in any month in
which interest is paid on the Treasury Notes in such Trust and, to the extent funds are not then available in the Income Account, from the Capital Account of the Trust to which they relate. To the extent funds are not available in the Capital Account, the Trustee is empowered to sell Securities in the Trust in order to make funds available to pay such amounts. The above fees, expenses and advances, when paid by or owing to the Trustee, are secured by a lien on the assets of the relevant Trust.

ADMINISTRATION OF THE FUND

Records

    The Trustee keeps records of
transactions of the Fund, including a current list of the Securities held in each Trust and a copy of the Indenture. These records are available to Holders for inspection at the office of the Trustee at reasonable times during the Trustee's business hours.
Portfolio Supervision

    In selecting Securities for deposit in
the Fund, the following factors, among
others, are considered by the Sponsor: (i) the types of Securities available; (ii) the prices of those Securities relative to other comparable securities; (iii) the yield to maturity of those Securities; and (iv) the maturities of those Securities.


    Neither the Sponsor nor the Trustee
will be liable in any way for any default, failure or defect in any of the Securities. In the event of a failure to deliver Securities that have been purchased for a Trust under a contract ("Failed Securities"), the Sponsor is authorized under the Indenture to direct the Trustee to use the funds reserved for the purchase of Failed Securities to acquire substitute Securities with identical maturities
("Substitute Securities"). Substitute
Securities must be purchased at a price that results in a yield to maturity as of their date of deposit which is equivalent to the yield to maturity of the Failed Securities. If the Sponsor does not or cannot, in accordance with the restrictions on its ability to do so summarized above, direct the Trustee to purchase Substitute Securities, the Sponsor will, within 30 days after delivery to the Sponsor of notice of default on the contract, cause to be refunded the transaction charge and cost of Securities to the Trust attributable to Units acquired on deposit of contracts to purchase the Failed Securities, plus accrued interest and amortization.
Within five days after the acquisition of Substitute Securities or a refund by the Sponsor, the Trustee will notify all Holders of the affected Trust of the acquisition of the Substitute Securities or such refund and, within 30 days thereafter, make a pro rata distribution of the amount of such refund or the amount, if any, by which the cost to the Trust of the Failed Securities exceeded the cost of the Substitute Securities.

    In the event that it becomes necessary
for the Trust to sell Securities in order to make funds available for cash redemptions, the Securities to be sold will be selected by the Trustee from a list supplied by the Sponsor. Securities will be chosen for this list by the Sponsor on the basis of market factors. Provision is made under the Indenture for the Sponsor to specify minimum face amounts in which blocks of Securities are to be sold in order to obtain the best price for the Trust. While these minimum amounts may vary from time to time in accordance with market conditions, the Sponsor believes that the minimum face amounts specified would range from
$25,000  to $100,000.

    If a Holder requests in kind
redemption of its Units, the Securities
received by the Holder upon redemption
will also be selected by the Trustee from a list supplied by the Sponsor.

    The Sponsor may direct the
disposition of Securities upon default in payment of principal or interest which is not promptly cured, institution of certain legal proceedings, default in payment of principal of or interest on other securities constituting obligations of the United States
Government, or a decline in price or the occurrence of other market or credit factors that in the opinion of the Sponsor would make the retention of the Securities in any Trust detrimental to the interest of the Holders of that Trust. If a default in the payment of principal or interest on any Security occurs and if the Sponsor fails to give instructions to sell or hold the Security within 30 days after the notification of such failure by the Trustee to the Sponsor, the Indenture provides that the Trustee may sell the Security.

Accounts and Distributions

    The Indenture provides for the
creation by the Trustee of three accounts on behalf of each Trust of the

Fund:  an Income Account, a Capital
Account, and a Reserve Account. Interest received on the Treasury Notes held by each Trust is credited to the Income
Account. Proceeds from the disposition of any Security (other than proceeds representing interest and penalties on the Treasury Notes which are credited to the Income Account) which are not used for redemption of Units are credited to the Capital Account of the relevant Trust. A
Reserve Account  may be created by the
Trustee on behalf of each Trust in
accordance with the terms of the Indenture by withdrawals from time to time from the Income or Capital Accounts of amounts deemed requisite by the Trustee to establish a reserve for any taxes or other governmental charges that may be payable out of the assets of such Trust.

    Any date on which a distribution to
Holders of Units is made is referred to
herein as a "Distribution Day." Because funds held by the Trustee in the various accounts do not bear interest, and because of the "zero coupon" nature of Stripped
Treasury Securities which constitute
substantially all of the assets of the Trusts, it is anticipated that no distributions will be made to Holders of Units until the next
Business Day following the maturity of the Securities in the Trust portfolio to which the Units relate. Distributions will be made to Holders as of the Business Day immediately preceding the Distribution Day
(the "Record Day") by mail on the
Distribution Day and will consist of an amount equal to each Holder's pro rata share of the cash balance in the Income and Capital Accounts of a Trust as of the close of business on the Record Day, less any accrued expenses, fees or liabilities owed by the Trust and amounts allocated by the Trustee to the Reserve Account.

Reports to Holders

    After the end of each calendar year,
the Trustee will furnish to Holders of Units in the relevant Trust a statement (i) summarizing transactions for the year in the Income, Capital and Reserve Accounts of the Trust, (ii) identifying Securities sold and purchased during, and listing Securities held at the end of, the year by the Trust, (iii) stating the Trust's Offering Price, Sponsor's
Repurchase Price and Redemption Price per
Unit based upon the computation thereof
made at the end of the year and (iv)
specifying the amounts, if any, distributed during the year from the Trust's Income and Capital Accounts.

    The accounts of each Trust will be
audited at least annually by independent certified public accountants designated by the Sponsor, and the report of such accountants will be furnished by the Trustee to Holders. Upon distribution of the assets of a Trust as described under "Accounts and Distributions", the Trustee will furnish to Holders as of the Record Day a statement of the amounts of interest and other receipts being distributed, expressed in each case as a dollar amount per Unit.

Certificates

    Upon request to the Trustee and
payment of postage, Holders are entitled to a registered Certificate for Units.
Certificates are transferable or
interchangeable upon presentation at the office of the Trustee, and payment of any taxes or governmental charges imposed on the transaction, plus a transfer charge specified by the Trustee and approved by the Sponsor. Mutilated, destroyed, stolen or lost Certificates will be replaced upon delivery of satisfactory indemnity and payment of expenses incurred.

    Unless a Certificate is requested,
Holders will hold their Units in
uncertificated form. The Trustee will credit each such Holder's account with the number of Units purchased by that Holder.
Uncertificated Units are transferable
through the same procedures applicable to Units evidenced by Certificates, except that no Certificate need be presented to the Trustee and none will be issued upon transfer unless requested by the Holder.

Amendment and Liquidation

    The Sponsor and Trustee may amend
the Indenture without the consent of Holders
(i) to cure any ambiguity or to correct or supplement any of its provisions which may be defective or inconsistent, (ii) to make any changes in its provisions required by the Commission or any successor governmental agency, or (iii) to make any other changes which do not adversely affect the interest of the Holders, as determined in good faith by the Sponsor.

    The provisions of the Indenture with
respect to any Trust also may be amended in any respect or waived by the Sponsor and Trustee with the consent of the Holders of 51% of the Units of such Trust then outstanding. However, none of such amendments or waivers may permit the acquisition by a Trust of Securities with maturity dates differing from those of the Securities described in the portfolio of such Trust in Part A of this Prospectus or reduce the percentage of Units required to consent to such amendments or waivers without the consent of all Holders of Units in such Trust. The Trustee will promptly notify
Holders of the substance of any such
amendment.

    The Indenture will terminate in
accordance with its terms upon the earlier of the distribution of all assets of any Trust, as to the Trust holding the assets so distributed, or the date specified under "Investment Summary - Mandatory
Termination Date" in Part A of this
Prospectus. A Trust may be liquidated if the value of the Trust is less than the minimum value set forth under "Investment
Summary" in Part A. A Trust also may be
terminated by action of Holders of 51% of the Units in such Trust at any time. The
Trustee will deliver written notice of any proposed termination of a Trust to each Holder within a reasonable period of time prior to its proposed liquidation, specifying the times at which Holders may surrender their Certificates for cancellation or otherwise receive payment for their Units if held in uncertificated form. Within a reasonable period of time after notice of proposed termination of a Trust, the Trustee must sell all of the Securities then held in the Trust and distribute to each Holder the Holder's interest in the Income and Capital
Accounts after deduction of accrued
expenses, fees or liabilities owed by the Trust and any amounts allocated by the Trustee to the Reserve Account. Such distribution normally will be made by mailing a check to the address of the Holder appearing on the record books of the Trustee on the Record Day prior to the Distribution Day on which such checks are mailed.

SPONSOR

    Salomon Smith Barney ("Salomon Smith
Barney"), was incorporated in Delaware in 1960 and traces its history through predecessor partnerships to 1873. In July, 1993, Primerica Corporation ("Primerica") and its subsidiary, Smith Barney, Harris
Upham & Co. Incorporated, acquired the
domestic retail brokerage and asset
management businesses of Shearson
Lehman Brothers Inc., previously the
sponsor of the Fund. As a result of this acquisition, Smith Barney Inc. is now the Sponsor of the Fund. In January, 1994,
Primerica completed a merger with The
Travelers Corporation and they became The
Travelers Inc. On September 1, 1998,
Salomon Brothers Inc. merged with and into Smith Barney Inc. ("Smith Barney") with
Smith Barney surviving the merger and
changing its name to Salomon Smith Barney
Inc. The Merger of Salomon Brothers Inc.
and Smith Barney followed the merger of
their parent companies in November 1997.
Salomon Smith Barney, which is an indirect wholly owned subsidiary of Citigroup Inc., is engaged in the underwriting, securities and commodities brokerage, and investment advisory business, and is a member of the NYSE, other major securities exchanges and commodity exchanges, the National
Association of Securities Dealers, Inc. and the Securities Industry Association.
Salomon Smith Barney or an affiliate is
investment adviser, principal underwriter or distributor 60 open-end investment companies and 12 closed-end investment companies. The Sponsor, in addition to participating as a member of various selling groups or as an agent of other investment companies, executes orders on behalf of investment companies for the purchase and sale of securities of such companies and sells securities to such companies in its capacity as a broker or dealer in securities.

Limitations on Liability

    The Sponsor will not be liable to the
Fund or to Holders for taking any action or refraining from taking any action in good faith or for errors in judgment and will not be responsible for depreciation or loss with respect to the Securities held by the Fund, except in cases of wilful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Indenture. The acquisition of all or substantially all of the assets of the Sponsor and the assumption of its obligations under the Indenture by a corporation or partnership which carries on its business will relieve the Sponsor of its obligations and duties under the Indenture.

Resignation and Removal

    If the Sponsor fails to perform its
duties, becomes incapable of acting or
becomes bankrupt or its affairs are taken over by public authorities, the Trustee may
(i) appoint a successor Sponsor at rates of compensation not exceeding any maximum prescribed by the Commission and in an amount deemed reasonable by the Trustee,
(ii)  liquidate the Fund and distribute the
proceeds of the sale of Securities held in the Fund as provided under "Administration of the Fund - Amendment and Liquidation" or
(iii) continue to act as Trustee in accordance with the Indenture.

TRUSTEE

    The Trustee is The Bank of New
York, a New York corporation authorized
to do a banking business with its corporate trust office at 101 Barclay Street, New
York, New York, which is subject to
supervision by the Superintendent of Banks of the State of New York, the Federal
Deposit Insurance Corporation and the
Board of Governors of the Federal Reserve
System.

Limitations on Liability

  The Trustee will not be liable to the
Fund or to Holders of Units for taking any action or refraining from taking any action in good faith or for errors in judgment and will not be responsible for depreciation or loss with respect to the purchase or sale of or the failure to sell any Securities held by the Fund, nor will the Trustee be personally liable for any taxes or other governmental charges imposed on the Fund or the Securities. The Trustee will not be liable for any action taken in good faith in reliance on prima facie properly executed documents. However, the foregoing limitations (and other exculpatory provisions in the Indenture relating to the Trustee) will not protect the Trustee in cases of willful misfeasance, bad faith, gross negligence, or reckless disregard of its duties and obligations under the Indenture.

Resignation and Removal

    The Trustee or any successor may
resign upon notice to the Sponsor and may be removed upon the direction of the Holders of 51% of the Units at any time.
The Trustee may also be removed by the
Sponsor without the consent of Holders if it becomes incapable of acting, becomes bankrupt or its affairs are taken over by public authorities. In case of such resignation or removal, the Sponsor will use its best efforts to appoint a successor promptly. If no successor Trustee is appointed within thirty days after notification by or to the Trustee of its resignation or removal, the Trustee may apply to a court for the appointment of a successor. Resignation or removal of the Trustee will become effective upon appointment of a successor Trustee.

EVALUATOR

    The Evaluator is Kenny S&P
Evaluation Services, a division of J.J.
Kenny Company, Inc., a subsidiary of The
McGraw-Hill Companies, Inc., with main
offices located at 65 Broadway, New
York, New York 10006.

Limitations on Liability

    The Trustee and the Sponsor may
rely on any evaluation furnished by the
Evaluator and will have no
responsibility to Holders for its accuracy.
Determinations by the Evaluator under the Indenture will be made in good faith upon the basis of the best information available to it. The Evaluator will not be liable to the Trustee, the Sponsor or the Holders for errors in judgment except in cases of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Resignation and Removal

    The Evaluator may resign upon notice
to the Sponsor and Trustee, and may be
removed at any time by the Sponsor. Upon such resignation or removal, the Sponsor will use its best efforts to appoint a successor promptly. If no successor
Evaluator has accepted appointment within thirty days after notification of resignation or removal, the Evaluator may apply to a court for the appointment of a successor.
Resignation or removal of the Evaluator
will become effective upon appointment of a successor Evaluator.

LEGAL OPINION

    The legality of the Units has been
passed upon by Paul, Hastings, Janofsky &
Walker, LLP, 399 Park Avenue, New
York, New York 10022, as special counsel for the Sponsor.

INDEPENDENT AUDITORS

    The Statements of Assets and
Liabilities, including the Schedules of
Portfolios, and the Statements of Operations and Changes in Net Assets of the Fund set forth in Part A of this Prospectus have been audited by KPMG LLP, independent auditors, to the extent indicated in their report thereon also included. Such financial statements have been included herein in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

THE SHEARSON LEHMAN
BROTHERS FUND OF STRIPPED
("ZERO")
U.S. TREASURY SECURITIES FUND,
SERIES A


PROSPECTUS


     Parts A and B of this Prospectus do
not contain all of the information with
respect to the Fund set forth in its
registration statements and exhibits relating thereto which have been filed with the Securities and Exchange Commission,
Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.


Index to Parts A and B

          Investment Summary

          A-2
          Independent Auditors'
Report
          A-5
          Statements of Assets and
Liabilities
          A-6
          Statements of Operations
and Changes in Net Assets

          A-7
          Notes to Financial
Statements
          A-8
          Schedules of Portfolios

          A-10
          Description of the Fund

          B-1
          Sale and Redemption of
Units
          B-4
          Taxes

          B-7
          Sponsor's Profits

          B-8
          Expenses and Charges

          B-8
          Administration of the Fund

          B-9
          Sponsor

          B-12
                                                 Trustee      B-12
          Evaluator

          B-13
                                                 Legal Opinion
                                                 B-13
          Independent Auditors

          B-13


Sponsor:           Evaluator:
                   Trustee:
                   Independent
Auditors:
Salomon Smith Barney Inc.             Kenny S&P
Evaluation         The Bank of
New York           KPMG LLP
300 First Stamford Place               Services
                   101 Barclay
Street             757 Third
Avenue
4th Floor          55 Water Street
                   New York, New
York 10286         New York, NY
10017
Stamford, Connecticut 06902           New York,
New York 10041     1(800) 221-
7771               (212) 758-
9700
1(800) 298-8648    (212) 438-
2000


No person is authorized to give any
information or to make any representations with respect to this investment company not contained in this Prospectus, and any information or representations not contained herein must not be relied upon as having been authorized. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.

PART II

INFORMATION NOT REQUIRED IN
PROSPECTUS

CONTENTS OF REGISTRATION
STATEMENT


     This Post-Effective Amendment
to the Registration Statement on
Form S-6 comprises the following
papers and documents:

    -   The facing Sheet on
Form S-6.

    -   The Prospectus.

    -   Signatures.



     The following exhibits:

         4.1  Consent of KPMG LLP.

         4.2  Consent of the
        Evaluator.

SIGNATURES


     Pursuant to the requirements
of the Securities Act of 1933, the
Registrant, The Shearson Lehman
Brothers Fund of Stripped ("Zero")
U.S. Treasury Securities Fund, Series
A (A Unit Investment Trust), certifies
that it meets all of the requirements
for effectiveness of this Registration
Statement pursuant to Rule 485(b)
under the Securities Act of 1933 and
has duly caused this Registration
Statement or Amendment thereto to
be signed on its behalf by the
undersigned thereunto duly
authorized in the City of New York
and State of New York on the 25th
day of March, 2003.


     THE SHEARSON LEHMAN
BROTHERS FUND OF

     STRIPPED ("ZERO") U.S.
TREASURY

     SECURITIES, SERIES A


(Registrant)

     Signatures appear on page II-3


     A majority of the members of
the Board of Directors of Smith Barney
Inc. has signed this Registration
Statement or Amendment to the
Registration Statement pursuant to
Powers of Attorney authorizing the
person signing this Registration
Statement or Amendment to the
Registration Statement to do so on
behalf of such members.

SALOMON SMITH BARNEY INC.,
Depositor

By       /s/     GEORGE S.
MICHINARD, JR.
                               (George S.
Michinard, Jr.
                                 Authorized
Signatory)


By the following persons*, who
constitute the principal
                             officers and a majority of the directors of Salomon Smith Barney Inc.:

                              NAME              TITLE

                              Robert Druskin    President,
 Chief Operating Officer and Director

                              Deryck C. Maughan Director

                              Charles O. Prince, III   Chief
 Executive Officer,
Chairman and Director

Richard Salvatore Speziale Chief
 Financial Officer

By    /s/     GEORGE S. MICHINARD,
 JR.
                               (George S.
 Michinard, Jr.
                                     Attorney-in-
Fact)





________
     *                       Pursuant to Powers of Attorney
   filed as exhibits to Registration
   Statement Nos. 333-62533,
   333-66875 and
    333-83588.

             Exhibit 4.1

 CONSENT OF INDEPENDENT
        AUDITORS



To the Sponsor, Trustee and Unit
Holder of The Shearson Lehman
Brothers Fund of Stripped (Zero) U.S.
Treasury Securities, Series A-2004
Trust:

We consent to the use of our report
dated February 18, 2003, included
herein and to the reference to our firm
under the heading "Independent
Auditors" in the Prospectus.







          KPMG LLP



New York, New York
March 14, 2003

              Exhibit 4.2

                  55 Water Street, 45th Floor        Frank A.
                  Ciccotto, Jr.
                  New York, NY   10041          Managing
                  Director
                  Tel   212-438-4417       E-Business Services
Fax  212 438-7748
frank_ciccotto@standardandpoors.com


          Standard &
Poor's

          A Division of The
McGraw-Hill Companies





Salomon Smith Barney Inc.
300 First Stamford Place, 4th Fl.
Stamford, CT   06902


JP Morgan Chase Bank
4 Chase MetroTech Center, 3rd Floor
Brooklyn, New York   11245


                            RE:                The Shearson Lehman
      Brothers Fund of Stripped
      ("Zero")
        U.S. Treasury Securities
Fund, Series A


Gentlemen:

    We have examined the post-
effective amendment to the Registration
Statement File No. 2-98383 for the above mentioned trusts. We hereby acknowledge that Kenny S&P Evaluation
Services, a division of J.J. Kenny Co.,
Inc. is currently acting as the evaluator for the trusts. We hereby consent to the use in the Registration Statement of the references to Kenny S&P Evaluation
Services, a division of J.J. Kenny Co.,
Inc. as evaluator.

    In addition, we hereby confirm
that the ratings indicated in the
Registration Statement for the respective bonds comprising the trust portfolio are the ratings indicated in our KENNYBASE database as of the date of the evaluation report.

    You are hereby authorized to file a
copy of this letter with the Securities and Exchange Commission.


        Sincerely,


    Frank A. Ciccotto


    Vice President